Dividends to shareholders	12 Months Ended
Dec. 31, 2022
Dividends to shareholders
Dividends to shareholders

25 Dividends to shareholders

	2022	2021	2020	2022	2021	2020
	Per share	Per share	Per share	$m	$m	$m
Second interim (March 2022)	$1.97	$1.90	$1.90	3,046	2,490	2,489
First interim (September 2022)	$0.93	$0.90	$0.90	1,440	1,392	1,180
Total	$2.90	$2.80	$2.80	4,486	3,882	3,669

The Company has exercised its authority in accordance with the provisions set out in the Company’s Articles of Association, that the balance of unclaimed dividends outstanding past 12 years be forfeited. Unclaimed dividends of $1m (2021: $nil; 2020: $1m) have been adjusted for in Retained earnings in 2022.

The 2021 second interim dividend of $1.97 per share was paid on 28 March 2022. The 2022 first interim dividend of $0.93 per share was paid on 12 September 2022.

Reconciliation of dividends charged to equity to cash flow statement:

	2022	2021	2020
	$m	$m	$m
Dividends charged to equity	4,486	3,882	3,669
Exchange losses on payment of dividend	5	3	4
Hedge contracts relating to payment of dividends (cash flow statement)	(127)	(29)	(101)
Dividends paid (cash flow statement)	4,364	3,856	3,572